Restatement (Tables)	12 Months Ended
Dec. 31, 2022
Restatement
Schedule of effects of the restatement for the misstatement on financial statements

The effects of the restatement for the misstatement on the consolidated balance sheet are as follows:

	As of December 31, 2022
		Restatement
	As previously reported	Adjustment	As Restated
	RMB	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	69,895	—	69,895
Restricted cash	6,948	—	6,948
Accounts and notes receivable, net	49,969	—	49,969
Prepayment and other current assets, net	46,856	—	46,856
Total current assets	173,668	—	173,668
Non-current assets:
Operating lease right-of-use assets	10,135	—	10,135
Long-term investments	5,383	—	5,383
Goodwill	45,561	—	45,561
Other non-current assets	522	—	522
Total non-current assets	61,601	—	61,601
Total assets	235,269	—	235,269
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable	5,308	8,350	13,658
Advance from customers	3,695	—	3,695
Salary and welfare benefits payable	32,944	—	32,944
Short-term borrowings	3,169	—	3,169
Other taxes payable	24,727	—	24,727
Current portion of deferred revenue	1,345	—	1,345
Short-term operating lease liabilities	5,200	—	5,200
Other current liabilities	23,821	—	23,821
Total current liabilities	100,209	8,350	108,559
Long-term borrowings	1,546	—	1,546
Non-current portion of deferred revenue	18	—	18
Long-term operating lease liabilities	7,494	—	7,494
Warrant liability	24,376	—	24,376
Other non-current liabilities	492	—	492
Total non-current liabilities	33,926	—	33,926
Total liabilities (including amounts of the consolidated VIEs without recourse to the primary beneficiary. See Note 1)	134,135	8,350	142,485
Commitments and contingencies
Shareholders’ equity:
Class A ordinary shares: US$0.0001 par value; 800,000,000 shares authorized; 268,202,667 shares issued and 252,501,213 shares outstanding as of December 31, 2021; US$0.0001 par value; 800,000,000 shares authorized; 339,475,403 shares issued and 327,422,449 shares outstanding as of December 31, 2022	235	—	235
Class B ordinary shares: US$0.0001 par value; 60,000,000 shares authorized, and 55,260,580 issued and outstanding as of December 31, 2021 and 2022	35	—	35
Treasury stock (14,907,047 and 14,907,047 treasury stock as of December 31, 2021 and 2022, respectively)	(45,886)	—	(45,886)
Additional paid-in capital	1,296,951	—	1,296,951
Accumulated deficit	(1,141,785)	(8,350)	(1,150,135)
Accumulated other comprehensive loss	(8,416)	—	(8,416)
Total TuanChe Limited shareholders’ equity	101,134	(8,350)	92,784
Non-controlling interests	—	—	—
Total shareholders’ equity	101,134	(8,350)	92,784
TOTAL LIABILITIES AND EQUITY	235,269	—	235,269

The effects of the restatement for the error on the consolidated statements of operations and comprehensive (loss)/income are as follows:

	For the year ended December 31, 2022
		Restatement
	As previously reported	Adjustment	As Restated
	RMB	RMB	RMB
Net revenues
Offline Marketing Services:
Auto shows	53,962	—	53,962
Special promotion events	1,609	—	1,609
Referral service for commercial bank	44,202	—	44,202
Online marketing	50,757	—	50,757
Others	32,658	—	32,658
Total net revenues	183,188	—	183,188
Cost of revenues	(62,187)	(8,350)	(70,537)
Gross profit	121,001	(8,350)	112,651
Operating expenses:
Selling and marketing expenses	(127,696)	—	(127,696)
General and administrative expenses	(64,708)	—	(64,708)
Research and development expenses	(19,799)	—	(19,799)
Impairment of long-lived assets	(19,743)	—	(19,743)
Total operating expenses	(231,946)	—	(231,946)
Loss from operations	(110,945)	(8,350)	(119,295)
Other income/(expenses):
Interest income/(expenses), net	(174)	—	(174)
Foreign exchange (loss)/gain	444	—	444
Gain from equity method investments	26	—	26
Impairment of goodwill	(69,853)	—	(69,853)
Change in fair value of warrant liability	11,219	—	11,219
Other income, net	5,692	—	5,692
Loss before income taxes	(163,591)	(8,350)	(171,941)
Income tax benefit	5,451	—	5,451
Net loss	(158,140)	(8,350)	(166,490)
Net loss attributable to the non-controlling interests	—	—	—
Net loss attributable to TuanChe Limited’s ordinary shareholders	(158,140)	(8,350)	(166,490)

Net loss	(158,140)	(8,350)	(166,490)
Other comprehensive loss:
Foreign currency translation adjustments	(1,008)	—	(1,008)
Total other comprehensive loss	(1,008)	—	(1,008)
Total comprehensive loss	(159,148)	(8,350)	(167,498)
Comprehensive loss attributable to:
TuanChe Limited’s shareholders	(159,148)	(8,350)	(167,498)
Non-controlling interests	—	—	—
Net loss attributable to the TuanChe Limited’s ordinary shareholders per share
Basic and diluted	(0.49)	(0.03)	(0.52)
Weighted average number of ordinary shares
Basic and diluted	319,539,180	—	319,539,180
Share-based compensation expenses included in:
Selling and marketing expenses	1,556	—	1,556
General and administrative expenses	4,868	—	4,868
Research and development expenses	3,858	—	3,858

The effects of the restatement for the error on the consolidated statements of cash flows are as follows:

	For the year ended December 31, 2022
		Restatement
	As previously reported	Adjustment	As Restated
	RMB	RMB	RMB
Cash flows from operating activities :
Net Loss	(158,140)	(8,350)	(166,490)
Adjustment to reconcile net loss to net cash used in operating activities:
Impairment of long-lived assets	19,743	—	19,743
Impairment of goodwill (Note 4)	69,853	—	69,853
Depreciation of property, equipment and software (Note 7)	2,140	—	2,140
Amortization of intangible assets (Note 8)	2,097	—	2,097
Share-based compensation (Note 17)	10,282	—	10,282
Allowance for doubtful accounts (Note 5 & 6)	8,143	—	8,143
Gain from long-term investments (Note 9)	(26)	—	(26)
Loss on disposal of property and equipment, subsidiary	218	—	218
Recognition of deferred income	(513)	—	(513)
Foreign exchange (gain)/ loss	(444)	—	(444)
Deferred income taxes	(5,451)	—	(5,451)
Change in fair value of warrant liability (Note 22)	(11,219)	—	(11,219)
Changes in operating assets and liabilities:		—
Accounts receivable	(1,127)	—	(1,127)
Prepayment and other current assets	5,151	—	5,151
Accounts payable	(24,269)	8,350	(15,919)
Advance from customers	(11,706)	—	(11,706)
Salary and welfare benefits payable	(6,926)	—	(6,926)
Deferred revenue	(2,361)	—	(2,361)
Other taxes payable	2,905	—	2,905
Other current liabilities	(8,029)	—	(8,029)
Net cash used in operating activities	(109,679)	—	(109,679)
Cash flows from investing activities:
Purchase of property, equipment and software, and other non-current assets	(212)	—	(212)
Net cash generated from/ (used in) investing activities	(212)	—	(212)
Cash flows from financing activities:
Cash received from borrowings (Note 13&15)	6,169	—	6,169
Cash repayments of short-term borrowings (Note 13)	(8,454)	—	(8,454)
Proceeds of offering, net of listing fee	93,526	—	93,526
Net cash (used in)/generated from financing activities	91,241	—	91,241
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,805)	—	(1,805)
Net decrease in cash, cash equivalents and restricted cash	(20,455)	—	(20,455)
Cash, cash equivalents and restricted cash at beginning of the year	97,298	—	97,298
Including :
Cash and cash equivalents at the beginning of the year	63,461	—	63,461
Restricted cash at the beginning of the year	33,837	—	33,837
Cash, cash equivalents and restricted cash at end of the year	76,843	—	76,843
Including :
Cash and cash equivalents at the end of the year	69,895	—	69,895
Restricted cash at the end of the year	6,948	—	6,948
Supplemental disclosures of cash flow information:
Cash paid for interest expense	(214)	—	(214)
Supplemental schedule of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	13,152	—	13,152